SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ (5,238)	$ (13,103)	$ (37,986)	$ 26,457
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	26,117	(1,903)	(163)	(12,563)
Net cash provided by (used in) investing activities	26,117	(1,903)	(163)	(12,563)
Cash Flows From Financing Activities:
Cash distributions	0	0		0
Proceeds from issuance of redeemable convertible preferred units, net			57,500
Net borrowings and repayments of debt	(29,967)	23,943	37,718	1,387
Other financing activities	(213)	(2,636)	(18,449)	(3,955)
Net cash (used in) provided by financing activities	(30,180)	21,307	76,769	(2,568)
Net (decrease) increase in cash and cash equivalents and restricted cash	(9,301)	6,301	38,620	11,326
Cash and cash equivalents and restricted cash-Beginning of period	56,767	18,147	18,147	6,821
Cash and cash equivalents and restricted cash-End of period	47,466	24,448	56,767	18,147
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(10,608)	(3,445)	(35,669)	(13,782)
Cash Flows From Investing Activities:
Payments to affiliates			463,325	13,782
Net cash provided by (used in) investing activities			463,325
Cash Flows From Financing Activities:
Cash distributions	0	0		0
Payments from affiliates	10,608	3,445	(427,656)
Payments to affiliates			463,325	13,782
Net cash (used in) provided by financing activities	10,608	3,445	(427,656)	13,782
Parent
Cash Flows From Financing Activities:
Cash distributions	0	0		0
Partnership
Cash Flows From Investing Activities:
Payments to affiliates			(390,238)
Net cash provided by (used in) investing activities			(390,238)
Cash Flows From Financing Activities:
Cash distributions	0
Payments to affiliates			(390,238)
Proceeds from issuance of redeemable convertible preferred units, net			57,500
Net borrowings and repayments of debt			332,738
Net cash (used in) provided by financing activities			390,238
CFS West Virginia
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	12	119	280	370
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales		(106)	(232)	(370)
Payments to affiliates			(73,087)
Net cash provided by (used in) investing activities		(106)	(73,319)	(370)
Cash Flows From Financing Activities:
Cash distributions	0	0		0
Payments to affiliates			(73,087)
Net borrowings and repayments of debt	(12)	(13)	73,039
Net cash (used in) provided by financing activities	(12)	(13)	73,039
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	4,465	(9,509)	(1,662)	39,942
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	26,796	(1,717)	(644)	(11,510)
Payments to affiliates				(13,782)
Net cash provided by (used in) investing activities	26,796	(1,717)	(644)	(11,510)
Cash Flows From Financing Activities:
Cash distributions	0	0		0
Payments from affiliates	(10,608)	(3,445)	427,656
Payments to affiliates				(13,782)
Net borrowings and repayments of debt	(29,872)	24,030	(367,746)	1,387
Other financing activities	(213)	(2,636)	(18,449)	(3,955)
Net cash (used in) provided by financing activities	(40,693)	17,949	41,461	(16,350)
Net (decrease) increase in cash and cash equivalents and restricted cash	(9,432)	6,723	39,155	12,082
Cash and cash equivalents and restricted cash-Beginning of period	55,453	16,298	16,298	4,216
Cash and cash equivalents and restricted cash-End of period	46,021	23,021	55,453	16,298
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	893	(268)	(935)	(73)
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	(679)	(80)	713	(683)
Net cash provided by (used in) investing activities	(679)	(80)	713	(683)
Cash Flows From Financing Activities:
Cash distributions	0	0		0
Net borrowings and repayments of debt	(83)	(74)	(313)
Net cash (used in) provided by financing activities	(83)	(74)	(313)
Net (decrease) increase in cash and cash equivalents and restricted cash	131	(422)	(535)	(756)
Cash and cash equivalents and restricted cash-Beginning of period	1,314	1,849	1,849	2,605
Cash and cash equivalents and restricted cash-End of period	$ 1,445	$ 1,427	$ 1,314	$ 1,849